Other Liabilities	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Liabilities

Note 11: Other Liabilities

Other long-term liabilities were as follows:

	December 31,
	2016	2015
	(in millions)
Program surplus	$446	$420
Pension obligations	215	183
Other long-term tax liabilities	480	293
Deferred employee compensation and benefits	113	170
Insurance reserves	131	87
Other	107	112

	$1,492	$1,265

Program surplus represents obligations to operate our marketing, sales and brand programs on behalf of our hotel owners. Our obligations related to the insurance claims are expected to be satisfied, on average, over the next three years.